2012 Separation Transaction (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
2012 Separation Transaction
Professional fees	$ 0	$ 2	$ 6
Information technology related costs	1	12	10
Employee compensation costs	0	1	4
Marketing costs	1	32	40
Other costs (income)	0	7	1
Total pre-tax separation charges (income)	2	54	61
Tax-related separation charges	0	9	22
Tax benefit on pre-tax separation charges	(1)	(15)	(13)
Total separation charges (income), net of tax benefit	1	48	70
Separation charges classified in continuing operations
Other expense, net	82	1	29
Continuing Operations
2012 Separation Transaction
Professional fees	0	2	5
Information technology related costs	1	12	10
Employee compensation costs	0	0	3
Marketing costs	1	32	40
Other costs (income)	0	7	11
Total pre-tax separation charges (income)	2	53	69
Tax-related separation charges	0	9	22
Tax benefit on pre-tax separation charges	(1)	(15)	(13)
Total separation charges (income), net of tax benefit	1	47	78
Separation charges classified in continuing operations
Selling, general and administrative expenses (SG&A)	2	52	61
Separation costs	0	1	8
Discontinued Operations
2012 Separation Transaction
Professional fees	0	0	1
Information technology related costs	0	0	0
Employee compensation costs	0	1	1
Marketing costs	0	0	0
Other costs (income)	0	0	(10)
Total pre-tax separation charges (income)	0	1	(8)
Tax-related separation charges	0	0	0
Tax benefit on pre-tax separation charges	0	0	0
Total separation charges (income), net of tax benefit	$ 0	$ 1	$ (8)